Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory	Composed as follows:
	December 31,
	2019	2018
	USD in thousands
Raw materials and supplies	24	38
Work in progress	316	43
Finished goods	560	-
	900	81